provisions (Tables)	6 Months Ended
Jun. 30, 2025
provisions
Schedule of other provisions

				Written put
		Asset		options and
		retirement	Employee-	contingent
(millions)	Note	obligations [1]	related [2]	consideration [3]	Other [2]	Total
Balance as at April 1, 2025		$373	$84	$220	$192	$869
Additions		—	83	7	42	132
Reversals		—	1	(2)	(6)	(7)
Uses		(3)	(84)	—	(38)	(125)
Interest effects [4]	9	4	—	3	—	7
Effects of foreign exchange, net [4]		—	(2)	(9)	(1)	(12)
Balance as at June 30, 2025		$374	$82	$219	$189	$864
Balance as at January 1, 2025		$378	$133	$210	$201	$922
Additions		—	145	27	62	234
Reversals		(8)	(1)	(15)	(6)	(30)
Uses		(4)	(193)	—	(67)	(264)
Interest effects [4]	9	8	—	6	—	14
Effects of foreign exchange, net [4]		—	(2)	(9)	(1)	(12)
Balance as at June 30, 2025		$374	$82	$219	$189	$864
Current		$15	$78	$82	$69	$244
Non-current		359	4	137	120	620
Balance as at June 30, 2025		$374	$82	$219	$189	$864

1	Additions and reversals for Asset retirement obligations are included in the Consolidated statements of financial position as Property, plant and equipment, net. Uses, to the extent that such items include a flow of cash, are included net in Cash used by investing activities in the Consolidated statements of cash flows (see Note 31(a)).
2	Additions and reversals for Employee-related and Other are generally included in the Consolidated statements of income and other comprehensive income as Employee benefits expense and Goods and services purchased, respectively. Uses, to the extent that such items include a flow of cash, are generally included net in Cash provided by operating activities in the Consolidated statements of cash flows.
3	Additions and reversals for Written put options and contingent consideration are included in the Consolidated statements of financial position as Goodwill, net, and in the Consolidated statements of income and other comprehensive income as Other income, respectively. Uses, to the extent that such items include a flow of cash, are included in Cash used by investing activities in the Consolidated statements of cash flows.
4	Interest effects, excepting those arising from provision remeasurement due to change in discount rates are included in the Consolidated statements of income and other comprehensive income as Financing costs.